Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company’s policy is to grant stock options and other similar awards in the ordinary course of business in connection with our annual compensation program, hiring new employees, and in recognition of the retention or promotion of employees from time to time. The Company does not grant stock options or similar awards in anticipation of the release of material non-public information, such as a significant positive or negative earnings announcement, and does not time the public release of such information based on stock option grant dates. In addition, it is the Company’s policy to not grant stock options or similar awards at any time during the four business days prior to or the two business days following the filing of the Company’s periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information (each, a “Filing Window”).

Under the Company’s current practices, executive officers do not choose or have influence over the grant date for their individual stock option grants. Stock option grants to the Company’s executive officers are generally approved annually at a meeting of the Company’s Compensation Committee that is held during the first quarter of each year, and the grants are generally effective immediately after the meeting on which the grants are eligible to be made under our grant policies discussed above.

During the period covered by this Proxy Statement, we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	In addition, it is the Company’s policy to not grant stock options or similar awards at any time during the four business days prior to or the two business days following the filing of the Company’s periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information (each, a “Filing Window”).
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false